Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited)
Revenue from mining operations	$ 39,433	$ 18,836
Cost of sales	16,015	8,274
Mine operating income	23,418	10,562
Operating expenses
General and administrative expenses	2,975	2,123
Share-based payments	875	362
Operating income loss	19,568	8,077
Other items
Interest and other income	926	163
Gain on long-term investments	556	444
Unrealized gain (loss) on derivatives	(1,124)	405
Foreign exchange gain (loss)	3,194	(99)
Finance cost	(165)	(5)
Accretion of reclamation provision	(65)	(48)
Interest expense	(122)	(81)
Income before income taxes	22,768	8,856
Income taxes:
Current income tax expense	(6,895)	(2,032)
Deferred income tax (expense) recovery	40	(1,207)
Income tax expense	(6,855)	(3,239)
Net income	15,913	5,617
Items that may be reclassified subsequently to profit or loss:
Currency translation differences	(2,442)	95
Total comprehensive income	$ 13,471	$ 5,712
Earnings per share
Basic	$ 0.10	$ 0.04
Diluted	$ 0.09	$ 0.04
Weighted average number of common shares outstanding
Basic	166,536,039	140,863,356
Diluted	173,627,257	147,827,215